DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2015
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS [Abstract]
Schedule of Variable Interest Entity Information
	December 31,
	2014	2015
	US$	US$
Cash	243,292	160,614
Prepaid expenses and other current assets	25,166	153
Amounts due from related parties	4,394,839	3,866,683

Total current assets	4,663,297	4,027,450
Property and equipment, net	19,582	2,709
Cost method investments	—	2,771,960
Other non-current assets	—	40,917

Total assets	4,682,879	6,843,036

Income taxes payable	616,515	575,480
Accrued expenses and other current liabilities	103,231	137,408
Amounts due to related parties, including amounts due to WOFE for accrued service fees	3,486,740	6,053,190

Total current liabilities	4,206,486	6,766,078
Other non-current liabilities	43,664	41,145

Total liabilities	4,250,150	6,807,223
	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Net revenues	8,191,886	472,512	28,376
Net loss	(1,917,256)	(2,285,932)	(387,902)
Net cash used in operating activities	(1,538,619)	(610,826)	(353,434)
Net cash provided by (used in) investing activities	(470,805)	66,824	(2,890,823)
Net cash provided by financing activities	1,436,631	671,417	3,172,672
Effect of foreign currency exchange rate changes on cash	25,208	(70,821)	(11,093)

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2013	2014	2015
Digital Arts	6.7%	29.1%	32.2%
Java	59.3%	36.7%	28.8%
Total	66.0%	65.8%	61.0%

Net revenues [Member] | Geographic concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2013	2014	2015
Hangzhou	5.3%	25.5%	33.0%
Beijing	36.1%	15.5%	12.3%
Total	41.4%	41.0%	45.3%